Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
IntangibleAssets [Abstract]
Intangible Assets, Net
9	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Computer software	10,654	11,590	1,633
Accumulated amortization	(8,668)	(10,626)	(1,497)

	1,986	964	136

Amortization expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB3,162, RMB3,349 and RMB1,948 (US$274), respectively. As of December 31, 2023, estimated amortization expenses of the existing intangible assets for each of the next five years was RMB700, RMB264, nil, nil and nil, respectively.